CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues (including RMB 3,350,032, RMB 1,703,995 and RMB 644,879 with related parties for the years ended December 31, 2021, 2022 and 2023, respectively)	¥ 2,495,322	$ 351,459	¥ 4,142,862	¥ 6,250,109
Cost of revenues (including RMB 2,759,980, RMB 1,399,491 and RMB 576,130 resulting from related parties sales for the years ended December 31, 2021, 2022 and 2023, respectively)	1,837,543	258,813	3,339,746	4,944,467
Gross profit	657,779	92,646	803,116	1,305,642
Operating expenses
Selling and marketing	314,563	44,305	460,304	438,273
General and administrative	188,508	26,551	235,932	258,346
Research and development	361,812	50,960	517,122	515,081
Total operating expenses	864,883	121,816	1,213,358	1,211,700
Operating income/(loss)	(207,104)	(29,170)	(410,242)	93,942
Other income and expenses
Interest income	21,917	3,087	12,334	16,686
Interest expenses	(47,704)	(6,719)	(57,001)	(44,884)
Realized gain from investments	777	109	597	13,507
Gain from fair value change of long-term investments	1,249	176	51,817
Impairment loss from long-term investments	(2,263)	(319)	(13,858)
Other income/(expenses), net	(3,658)	(515)	43,820	27,418
Income/(Loss) before income tax and income from equity method investments	(236,786)	(33,351)	(372,533)	106,669
Income taxes (expenses)/benefits	15,822	2,228	65,875	(10,745)
Income/(Loss) before income from equity method investments	(220,964)	(31,123)	(306,658)	95,924
Income from equity method investments	8,382	1,181	17,657	41,028
Net income/(loss)	(212,582)	(29,942)	(289,001)	136,952
Less: Net loss attributable to noncontrolling interest	(465)	(65)	(693)	(851)
Net income/(loss) attributable to Zepp Health Corporation	(212,117)	(29,877)	(288,308)	137,803
Net income/(loss) attributable to ordinary shareholders of Zepp Health Corporation	¥ (212,117)	$ (29,877)	¥ (288,308)	¥ 137,803
Net income/(loss) per share attributable to ordinary shareholders of Zepp Health Corporation
Basic income/(loss) per ordinary share | (per share)	¥ (0.87)	$ (0.12)	¥ (1.17)	¥ 0.55
Diluted income/(loss) per ordinary share | (per share)	¥ (0.87)	$ (0.12)	¥ (1.17)	¥ 0.52
Weighted average number of shares used in computing net income/(loss) per share
Ordinary share - basic	243,135,964	243,135,964	246,283,328	252,167,610
Ordinary share - diluted	243,135,964	243,135,964	246,283,328	264,368,629